Business Combination (Details) - Schedule of tiberius net assets acquired (Parentheticals)	Dec. 31, 2022 $ / shares shares
Schedule Of Tiberius Net Assets Acquired Abstract
Public warrants of share | shares	12,750,000
Public per warrant | $ / shares	$ 0.53